Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001010	$ 0.001010
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	5,000,000	5,000,000
Preferred stock, shares outstanding	5,000,000	5,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	35,554,677	35,554,677
Common stock, shares outstanding	35,554,677	35,554,677